Trade and other payables (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
External research and development fees	$ 0	$ 3,531,996
Operational expenses	71,953	92,783
Professional and other fees	473,225	314,445
Accrued interest	409,193	409,193
Accrued liabilities	$ 954,371	$ 4,348,417